Lease commitments - Future minimum lease (Details 2) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Lease commitments
2017	¥ 2,314
2018	6,571
2019	85
2020	87
2021	14
2022 and thereafter	11
Total minimum lease payments	9,082
Less-Amount representing interest	(334)
Present value of net minimum lease payments	8,748
Less-Current obligations	(2,273)	¥ (1,924)
Long-term capital lease obligations	6,475
Rental expenses under operating leases	¥ 2,882	¥ 2,911	¥ 2,586